Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail) - Employees Stock Option	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.67%	0.51%	0.43%
Expected volatility	21.91%	21.97%	21.71%
Risk-free interest rate, lower range	7.21%	6.14%	4.99%
Expected term (in years)	4 years 6 months	2 years 6 months 10 days	2 years 7 months 2 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.71%	0.97%	0.46%
Expected volatility	27.42%	33.50%	31.79%
Risk-free interest rate, upper range	7.55%	7.59%	6.43%
Expected term (in years)	7 years 3 months	7 years 3 months	5 years 4 months 9 days